Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Text block1 [abstract]
Detail of financial liabilities	Detail of financial liabilities

	As of December 31, 2023	As of June 30, 2024

	$ in thousands
Conditional advances	1,448	1,521
Lease debts	42,948	38,362
State Guaranteed loan « PGE »	8,950	6,191
EIB loan	18,046	31,804
EIB warrants	7,797	6,384
Other non-current financial liabilities	12,884	12,447
Total non-current financial liabilities and non-current lease debts	92,073	96,710
Lease debts	8,502	8,357
State Guaranteed loan « PGE »	5,162	4,988
Other current financial liabilities	126	131
Total current financial liabilities and current lease debts	13,790	13,476
Trade payables	19,069	18,213
Other current liabilities	10,219	9,184
Total Financial liabilities	135,151	137,583

Disclosure of assumptions and results of the warrants valuation

The assumptions and results of the warrants valuation for Tranche A are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2023	As of June 30, 2024
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	2.76	1.65
Average life of options (in years)	20	19.55	18.80
Expected volatility	81.3%	67.6%	56.4%
Discount rate	2.9%	2.5%	2.8%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.73	2.54	1.42
Fair value in $ thousands	5,280	7,797	4,218

The assumptions and results of the warrants valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of June 30, 2024
Number of warrants granted	1,460,053	1,460,053
Share price (in euros)	2.22	1.39
Average life of options (in years)	20.0	19.6
Expected volatility	60.4%	56.4%
Discount rate	2.7%	2.8%
Expected dividends	0%	0%
Fair value per options (in euros per share)	2.22	1.39
Fair value in $ thousands	3,534	2,167

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of June 30, 2024	Fair value in $ thousands
Expected volatility -5%	4,007
Expected volatility	4,218
Expected volatility +5%	4,660

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of January 25, 2024	Fair value in $ thousands
Expected volatility -5%	3,358
Expected volatility	3,534
Expected volatility +5%	3,711

As of June 30, 2024	Fair value in $ thousands
Expected volatility -5%	2,058
Expected volatility	2,167
Expected volatility +5%	2,394

Due dates of the financial liabilities

12.2 Due dates of the financial liabilities

Balance as of June 30, 2024	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	46,719	8,357	25,697	12,665
Financial liabilities	63,467	5,119	18,903	39,444
Financial liabilities	110,186	13,476	44,600	52,109
Trade payables	18,213	18,213	-	-
Other current liabilities	9,184	9,184	-	-
Total financial liabilities	137,583	40,873	44,600	52,109

Balance as of December 31, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	51,450	8,502	28,369	14,579
Other financial liabilities	54,413	5,289	21,862	27,263
Financial liabilities	105,863	13,790	50,230	41,842
Trade payables	19,069	19,069	-	-
Other current liabilities	10,219	10,219	-	-
Total financial liabilities	135,151	43,078	50,230	41,842